UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2019

Date of reporting period: December 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
December 31, 2018
(Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 65.0%

	Face Amount	Value

Communication Services — 8.0%
Gray Escrow
Callable 05/15/2022 @ $105 7.000%, 05/15/2027(A)	$300,000	$291,951
Intelsat Jackson Holdings
Callable 10/15/2020 @ $106 8.500%, 10/15/2024(A)	300,000	291,000
Meredith
Callable 02/01/2021 @ $103 6.875%, 02/01/2026(A)	300,000	293,250
Nexstar Broadcasting
Callable 08/01/2019 @ $104 5.625%, 08/01/2024(A)	140,000	130,900
Salem Media Group
Callable 06/01/2020 @ $103 6.750%, 06/01/2024(A)	360,000	319,500
Townsquare Media
Callable 01/31/2019 @ $105 6.500%, 04/01/2023(A)	375,000	345,000
Urban One
Callable 01/31/2019 @ $104 7.375%, 04/15/2022(A)	300,000	283,500

		1,955,101

Consumer Discretionary — 8.9%
American Axle & Manufacturing
Callable 04/01/2022 @ $103 6.500%, 04/01/2027	325,000	290,875
Cooper-Standard Automotive
Callable 11/15/2021 @ $103 5.625%, 11/15/2026(A)	335,000	294,800
Emeco Pty
Callable 03/31/2020 @ $105 9.250%, 03/31/2022	397,000	414,865
Party City Holdings
Callable 08/01/2021 @ $103 6.625%, 08/01/2026(A)	300,000	273,000
TMS International
Callable 08/15/2020 @ $104 7.250%, 08/15/2025(A)	310,000	289,850
Vista Outdoor
Callable 01/31/2019 @ $104 5.875%, 10/01/2023	300,000	273,000

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
December 31, 2018
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Williams Scotsman International
Callable 08/15/2020 @ $103 6.875%, 08/15/2023(A)	$320,000	$307,200

		2,143,590

Consumer Staples — 1.2%
HLF Financing Sarl
Callable 08/15/2021 @ $104 7.250%, 08/15/2026(A)	300,000	295,500

Energy — 2.4%
USA Compression Partners
Callable 04/01/2021 @ $105 6.875%, 04/01/2026(A)	300,000	288,000
Welltec
Callable 12/01/2019 @ $107 9.500%, 12/01/2022(A)	300,000	296,250

		584,250

Financials — 3.6%
Compass Group Diversified Holdings
Callable 05/01/2021 @ $104 8.000%, 05/01/2026(A)	300,000	297,000
Donnelley Financial Solutions
Callable 10/15/2021 @ $102 8.250%, 10/15/2024	300,000	297,750
Refinitiv US Holdings
Callable 11/15/2021 @ $104 8.250%, 11/15/2026(A)	310,000	283,263

		878,013

Industrials — 20.9%
Beacon Roofing Supply
Callable 11/01/2020 @ $102 4.875%, 11/01/2025(A)	190,000	166,963
Brand Industrial Services
Callable 07/15/2020 @ $106 8.500%, 07/15/2025(A)	300,000	255,750
Cimpress
Callable 06/15/2021 @ $105 7.000%, 06/15/2026(A)	310,000	297,600
Clearwater Seafoods
Callable 05/01/2020 @ $105 6.875%, 05/01/2025(A)	285,000	272,888
Cleaver-Brooks
Callable 12/15/2019 @ $104 7.875%, 03/01/2023(A)	310,000	299,150

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
December 31, 2018
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
GFL Environmental
Callable 05/01/2019 @ $103 5.625%, 05/01/2022(A)	$20,000	$18,450
Griffon
Callable 01/31/2019 @ $103 5.250%, 03/01/2022	350,000	316,750
Grinding Media
Callable 12/15/2019 @ $104 7.375%, 12/15/2023(A)	320,000	309,600
H&E Equipment Services
Callable 09/01/2020 @ $104 5.625%, 09/01/2025	300,000	275,250
HC2 Holdings
Callable 06/01/2020 @ $106 11.500%, 12/01/2021(A)	320,000	299,059
JPW Industries Holding
Callable 10/01/2020 @ $107 9.000%, 10/01/2024(A)	300,000	289,500
New Enterprise Stone & Lime
Callable 03/15/2021 @ $103 6.250%, 03/15/2026(A)	300,000	273,000
Park-Ohio Industries
Callable 04/15/2022 @ $103 6.625%, 04/15/2027	300,000	285,000
Quad 7.000%, 05/01/2022	320,000	304,000
Titan International
Callable 11/30/2019 @ $105 6.500%, 11/30/2023	330,000	295,350
TransDigm
Callable 06/15/2021 @ $103 6.375%, 06/15/2026	300,000	279,000
Triumph Group
Callable 08/15/2020 @ $106 7.750%, 08/15/2025	320,000	282,400
United Rentals North America
Callable 12/15/2021 @ $103 6.500%, 12/15/2026	300,000	295,500
Waste Pro USA
Callable 02/15/2021 @ $104 5.500%, 02/15/2026(A)	320,000	294,400

		5,109,610

Information Technology — 2.7%
Cardtronics
Callable 05/01/2020 @ $104 5.500%, 05/01/2025(A)	320,000	296,000

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
December 31, 2018
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Exela Intermediate
Callable 07/15/2020 @ $105 10.000%, 07/15/2023(A)	$380,000	$362,900

		658,900

Materials — 16.1%
Baffinland Iron Mines
Callable 07/15/2021 @ $107 8.750%, 07/15/2026(A)	300,000	269,250
Consolidated Energy Finance
Callable 06/15/2020 @ $105 6.875%, 06/15/2025(A)	300,000	285,750
Cornerstone Chemical
Callable 08/15/2020 @ $103 6.750%, 08/15/2024(A)	320,000	280,800
Kissner Holdings
Callable 06/01/2019 @ $104 8.375%, 12/01/2022(A)	300,000	298,500
Koppers
Callable 02/15/2020 @ $105 6.000%, 02/15/2025(A)	340,000	299,200
Mercer International
Callable 01/15/2021 @ $104 7.375%, 01/15/2025(A)	300,000	299,250
OCI
Callable 04/15/2020 @ $103 6.625%, 04/15/2023(A)	320,000	314,400
Rain CII Carbon
Callable 04/01/2020 @ $105 7.250%, 04/01/2025(A)	320,000	289,600
Schweitzer-Mauduit International
Callable 10/01/2021 @ $105 6.875%, 10/01/2026(A)	300,000	282,000
Starfruit Finco BV
Callable 10/01/2021 @ $104 8.000%, 10/01/2026(A)	310,000	286,750
SunCoke Energy Partners
Callable 06/15/2020 @ $106 7.500%, 06/15/2025(A)	440,000	416,899
US Concrete
Callable 06/01/2019 @ $105 6.375%, 06/01/2024	300,000	276,000
Venator Finance Sarl
Callable 07/15/2020 @ $104 5.750%, 07/15/2025(A)	370,000	296,000

		3,894,399

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
December 31, 2018
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount/ Shares	Value

Utilities — 1.2%
AmeriGas Partners
Callable 02/20/2025 @ $100 5.500%, 05/20/2025	$330,000	$301,950

TOTAL CORPORATE OBLIGATIONS
(Cost $16,362,244)		15,821,313

EXCHANGE TRADED FUNDS — 25.7%

iShares iBoxx High Yield Corporate Bond ETF	36,000	2,919,600

SPDR Bloomberg Barclays High Yield Bond ETF	70,000	2,351,300

Xtrackers USD High Yield Corporate Bond ETF	21,000	982,590

TOTAL EXCHANGE TRADED FUNDS
(Cost $6,459,918)		6,253,490

LOAN PARTICIPATIONS — 4.0%

Aptos, Inc., Initial Term Loan, 1st Lien
8.020%, VAR LIBOR+5.500%, 07/23/2025	500,000	494,375

Forming Machining Industries Holdings, LLC, Term Loan, 1st Lien
8.250%, 10/05/2026	500,000	490,000

TOTAL LOAN PARTICIPATIONS
(Cost $1,001,246)		984,375

TOTAL INVESTMENTS — 94.7%
(Cost $23,823,408)		$23,059,178

Percentages are based on Net Assets of $24,344,590.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of December 31, 2018 was $11,633,623 and represents 47.8% of Net Assets.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
December 31, 2018
(Unaudited)

ETF — Exchange Traded Fund

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

SPDR — S&P Depository Receipts

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of December 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$15,821,313	$—	$15,821,313
Exchange Traded Funds	6,253,490	—	—	6,253,490
Loan Participations	—	984,375	—	984,375

Total Investments in Securities	$6,253,490	$16,805,688	$—	$23,059,178

For the period ended December 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. For the period ended December 31, 2018, there were no Level 3 securities.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
December 31, 2018
(Unaudited)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long securities and at the most recent quoted ask price for securities sold short. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, unless amortized cost is determined not to be representative of fair value. If a market value is not available from a pricing vendor or from an independent broker, the security will be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted principles (“U.S. GAAP”), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
December 31, 2018
(Unaudited)

• Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

• Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended December 31, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE FUND
December 31, 2018
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.6%

	Shares	Value

Communication Services — 1.5%
Nexstar Media Group, Cl A	1,845	$145,091

Consumer Discretionary — 9.2%
Adtalem Global Education *	3,030	143,380
American Eagle Outfitters	5,370	103,802
Children’s Place	1,030	92,793
Deckers Outdoor *	840	107,478
Extended Stay America	8,785	136,168
Helen of Troy *	910	119,374
Hilton Grand Vacations *	3,715	98,039
Wendy’s	6,345	99,045

		900,079

Consumer Staples — 4.1%
Casey’s General Stores	975	124,937
Central Garden & Pet, Cl A *	4,080	127,500
Darling Ingredients *	7,590	146,032

		398,469

Energy — 3.7%
Helmerich & Payne	2,015	96,599
Nine Energy Service *	4,655	104,924
Parsley Energy, Cl A *	4,575	73,109
WPX Energy *	7,375	83,706

		358,338

Financials — 18.2%
Ameris Bancorp	3,865	122,405
Axos Financial *	3,940	99,209
Cadence BanCorp, Cl A	7,477	125,464
Chemical Financial	3,220	117,884
Eagle Bancorp *	2,995	145,886
FNB	9,560	94,070
Hanover Insurance Group	1,460	170,484
Heritage Insurance Holdings	8,470	124,678
IBERIABANK	2,160	138,845
Kemper	1,480	98,242

1

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE FUND
December 31, 2018
(Unaudited)

COMMON STOCK — continued

	Shares	Value

Financials — continued
Old National Bancorp	7,535	$116,039
Pinnacle Financial Partners	2,880	132,768
Selective Insurance Group	2,450	149,303
Simmons First National, Cl A	5,630	135,852

		1,771,129

Health Care — 10.8%
Allscripts Healthcare Solutions *	10,950	105,558
Lantheus Holdings *	6,435	100,708
Ligand Pharmaceuticals *	794	107,746
Myriad Genetics *	3,925	114,100
NuVasive *	2,245	111,262
Pacira Pharmaceuticals *	1,975	84,965
Premier, Cl A *	3,280	122,508
Select Medical Holdings *	8,615	132,240
Supernus Pharmaceuticals *	1,480	49,166
Syneos Health, Cl A *	3,280	129,068

		1,057,321

Industrials — 13.0%
Acuity Brands	1,060	121,847
Advanced Disposal Services *	5,450	130,473
Brink’s	1,684	108,871
Clean Harbors *	2,530	124,856
Cubic	2,590	139,187
Healthcare Services Group	3,495	140,429
ICF International	2,020	130,856
ITT	2,595	125,261
Moog, Cl A	1,690	130,941
Simpson Manufacturing	2,055	111,237

		1,263,958

Information Technology — 12.5%
CACI International, Cl A *	965	138,989
Euronet Worldwide *	1,040	106,475
Inphi *	3,410	109,632
Littelfuse	873	149,702

2

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE FUND
December 31, 2018
(Unaudited)

COMMON STOCK — continued

	Shares	Value

Information Technology — continued
Nuance Communications *	8,115	$107,361
Semtech *	2,845	130,500
SYNNEX	1,750	141,470
Upland Software *	3,745	101,789
Versum Materials	3,540	98,129
Virtusa *	3,217	137,012

		1,221,059

Materials — 2.6%
Allegheny Technologies *	5,305	115,490
Ingevity *	1,617	135,327

		250,817

Real Estate — 11.8%
Brandywine Realty Trust ‡	11,230	144,530
Columbia Property Trust ‡	8,005	154,897
DiamondRock Hospitality ‡	15,515	140,876
Essential Properties Realty Trust ‡	9,885	136,808
National Health Investors ‡	2,005	151,458
Physicians Realty Trust ‡	7,910	126,797
Piedmont Office Realty Trust, Cl A ‡	8,730	148,759
QTS Realty Trust, Cl A ‡	4,067	150,682

		1,154,807

Utilities — 9.2%
ALLETE	3,120	237,805
IDACORP	2,830	263,359
Southwest Gas Holdings	2,665	203,872
Spire	2,625	194,460

		899,496

TOTAL COMMON STOCK
(Cost $9,640,369)		9,420,564

TOTAL INVESTMENTS — 96.6%
(Cost $9,640,369)		$9,420,564

Percentages are based on Net Assets of $9,752,977.

*	Non-income producing security.
‡	Real Estate Investment Trust

3

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE FUND
December 31, 2018
(Unaudited)

Cl — Class

As of December 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended December 31, 2018, there were no Level 3 investments.

4

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE FUND
December 31, 2018
(Unaudited)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long securities and at the most recent quoted ask price for securities sold short. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, unless amortized cost is determined not to be representative of fair value. If a market value is not available from a pricing vendor or from an independent broker, the security will be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

• Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended December 31, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

5

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 1, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 1, 2019